Goodwill and intangible assets (Detail 1)	Dec. 31, 2018	Dec. 31, 2017
Global Wealth Management - Americas
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	3.20%	2.40%
Discount rates current year	9.50%
Discount rates previous year		9.00%
Global Wealth Management - ex Americas
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	3.00%	1.70%
Discount rates current year	8.50%
Discount rates previous year		9.00%
Asset Management
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	2.70%	2.40%
Discount rates current year	9.00%
Discount rates previous year		9.00%
Investment Bank
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	3.50%	2.40%
Discount rates current year	11.00%
Discount rates previous year		11.00%
UBS AG | Global Wealth Management - Americas
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	3.20%	2.40%
Discount rates current year	9.50%
Discount rates previous year		9.00%
UBS AG | Global Wealth Management - ex Americas
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	3.00%	1.70%
Discount rates current year	8.50%
Discount rates previous year		9.00%
UBS AG | Asset Management
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	2.70%	2.40%
Discount rates current year	9.00%
Discount rates previous year		9.00%
UBS AG | Investment Bank
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	3.50%	2.40%
Discount rates current year	11.00%
Discount rates previous year		11.00%